Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total to PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers(2) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss) ($ in thousands)	Adjusted Operating Income (Loss)(5) ($ in thousands)	Total Revenue, Net ($ in thousands)
2026	25,900,827	23,275,098	7,360,375	10,956,695	121.08	254.07	1,929,793	1,234,983	4,261,082
2025	538,307	(1,140,208)	7,098,354	26,801,028	102.66	168.59	52,186	778,083	3,224,412
2024	519,920	(1,804,472)	7,083,767	18,893,234	44.86	142.99	(517,757)	380,864	2,322,999
2023	409,807	20,488,675	4,791,651	3,939,231	22.76	98.91	(985,345)	(72,317)	1,587,985
2022	478,265	(220,066,517)	6,516,543	(10,407,222)	26.82	73.97	(707,417)	(78,332)	1,349,292

Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our principal executive officer (“PEO”) during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs (“Non-PEO NEOs”) for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Fiscal Year	PEO	Non-PEO Named Executive Officers
2026	Max Levchin	Rob O’Hare, Michael Linford, Libor Michalek and Katherine Adkins
2025	Max Levchin	Rob O’Hare, Michael Linford, Libor Michalek and Katherine Adkins
2024	Max Levchin	Michael Linford, Libor Michalek and Katherine Adkins
2023	Max Levchin	Michael Linford, Libor Michalek and Katherine Adkins
2022	Max Levchin	Michael Linford, Libor Michalek, Katherine Adkins and Silvija Martincevic

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR on the Standard & Poor’s North American Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Performance Graph included in our Annual Report on Form 10-K, through June 30, 2022, 2023, 2024, 2025 and 2026. The table assumes $100 was invested at the market close on July 1, 2021. Data for the Peer Group TSR assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 25,900,827	$ 538,307	$ 519,920	$ 409,807	$ 478,265
PEO Actually Paid Compensation Amount	$ 23,275,098	(1,140,208)	(1,804,472)	20,488,675	(220,066,517)
Adjustment To PEO Compensation, Footnote	The calculation of Compensation Actually Paid for fiscal 2026 reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the PEO and the average as a group for our Non-PEO executive officers as set forth below. Amounts do not reflect actual compensation earned by or paid to our NEOs during fiscal year 2026.

	2026
Adjustments	PEO	Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total ($)	25,900,827	7,360,375
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	(25,348,682)	(6,374,844)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	44,404,887	6,886,216
Plus (less), Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	—	2,357,910
Plus, Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	—	558,204
Plus (less), Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	—	168,833
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	(21,681,933)	—
Compensation Actually Paid ($)	23,275,098	10,956,695
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 7,360,375	7,098,354	7,083,767	4,791,651	6,516,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,956,695	26,801,028	18,893,234	3,939,231	(10,407,222)
Adjustment to Non-PEO NEO Compensation Footnote	The calculation of Compensation Actually Paid for fiscal 2026 reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the PEO and the average as a group for our Non-PEO executive officers as set forth below. Amounts do not reflect actual compensation earned by or paid to our NEOs during fiscal year 2026.

	2026
Adjustments	PEO	Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total ($)	25,900,827	7,360,375
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	(25,348,682)	(6,374,844)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	44,404,887	6,886,216
Plus (less), Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	—	2,357,910
Plus, Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	—	558,204
Plus (less), Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	—	168,833
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	(21,681,933)	—
Compensation Actually Paid ($)	23,275,098	10,956,695
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and our TSR and the Peer Group TSR over the period from July 1, 2021 to June 30, 2026. The graph below shows a connection between Compensation Actually Paid to both our PEO and to our non-PEO NEOs and TSR. Our executive compensation program emphasizes equity compensation, which we believe demonstrates a longer-term, ownership orientation. As a result of this emphasis, Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our non-PEO NEOs is significantly impacted by our stock price and TSR performance.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Financial Measures (Net Income (Loss), Adjusted Operating Income (Loss) and Total Revenue)
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and the Company’s net income (loss).

Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Financial Measures (Net Income (Loss), Adjusted Operating Income (Loss) and Total Revenue)
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and the Company’s net income (loss).
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and the Company’s adjusted operating income (loss).

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Shareholder Return
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and our TSR and the Peer Group TSR over the period from July 1, 2021 to June 30, 2026. The graph below shows a connection between Compensation Actually Paid to both our PEO and to our non-PEO NEOs and TSR. Our executive compensation program emphasizes equity compensation, which we believe demonstrates a longer-term, ownership orientation. As a result of this emphasis, Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our non-PEO NEOs is significantly impacted by our stock price and TSR performance.

Tabular List, Table

Most Important Measures to Determine Fiscal Year 2026 Compensation Actually Paid
network size*
total revenue
adjusted operating income (loss)
operating income (loss)

Total Shareholder Return Amount	$ 121.08	102.66	44.86	22.76	26.82
Peer Group Total Shareholder Return Amount	254.07	168.59	142.99	98.91	73.97
Net Income (Loss)	$ 1,929,793,000	$ 52,186,000	$ (517,757,000)	$ (985,345,000)	$ (707,417,000)
Company Selected Measure Amount	1,234,983,000	778,083,000	380,864,000	(72,317,000)	(78,332,000)
Additional 402(v) Disclosure	The Compensation Actually Paid to Mr. Levchin largely reflects the change in the fair value, as calculated in accordance with FASB ASC Topic 718, of the Value Creation Award granted to Mr. Levchin in January 2021 in advance of our IPO. For details regarding the Value Creation Award, see “—Compensation Discussion and Analysis—Compensation Elements—Long-Term Equity Incentive Compensation—Chief Executive Officer Long-Term Equity Award.”
Measure:: 1
Pay vs Performance Disclosure
Name	network size*
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	elationship Between Compensation Actually Paid and Financial Measures (Net Income (Loss), Adjusted Operating Income (Loss) and Total Revenue)
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and the Company’s net income (loss).
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO NEOs and the Company’s total revenue.

Other Performance Measure, Amount	4,261,082,000	3,224,412,000	2,322,999,000	1,587,985,000	1,349,292,000
Name	total revenue
Measure:: 3
Pay vs Performance Disclosure
Name	adjusted operating income (loss)
Non-GAAP Measure Description	Adjusted operating income (loss) is a non-GAAP financial measure. For a full reconciliation of adjusted operating income (loss) to the most directly comparable financial measure stated in accordance with GAAP, please see Appendix A to this proxy statement.
Measure:: 4
Pay vs Performance Disclosure
Name	operating income (loss)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,348,682)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,404,887
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,681,933)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,374,844)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,886,216
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357,910
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	558,204
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,833
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0